Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and Qualifying Accounts Beginning Balance	$ 303		$ 324		$ 370
Additions charged to bad debt provision	120	[1]	157	[1]	188	[1]
Amounts (credited) charged to other income statement accounts	7	[1]	(3)	[1]	(8)	[1]
Deductions and other, net of recoveries	(152)	[2]	(175)	[2]	(226)	[2]
Valuation and Qualifying Accounts Ending Balance	278		303		324
Accounts Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and Qualifying Accounts Beginning Balance	102		112		148
Additions charged to bad debt provision	45	[1]	57	[1]	60	[1]
Amounts (credited) charged to other income statement accounts	2	[1]	(1)	[1]	(14)	[1]
Deductions and other, net of recoveries	(41)	[2]	(66)	[2]	(82)	[2]
Valuation and Qualifying Accounts Ending Balance	108		102		112
Financing Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and Qualifying Accounts Beginning Balance	201		212		222
Additions charged to bad debt provision	75	[1]	100	[1]	128	[1]
Amounts (credited) charged to other income statement accounts	5	[1]	(2)	[1]	6	[1]
Deductions and other, net of recoveries	(111)	[2]	(109)	[2]	(144)	[2]
Valuation and Qualifying Accounts Ending Balance	$ 170		$ 201		$ 212

[1]	(1)Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[2]	(2)Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.